Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Disclosure of key management personnel compensation [line items]
Balance at start of the year	21,505,797	21,481,457	10,881,194
Granted		10,000,000	13,272,356
Balance at end of the end year Number		21,505,797	21,481,457
Performance rights [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	5,817,249	11,074,623	4,229,893
Granted	9,600,000	1,000,000	12,327,238
Exercised	(4,616,958)	(4,664,237)	(5,482,508)
Other changes	0	(1,593,137)	0
Balance at end of the end year Number	10,800,291	5,817,249	11,074,623
Vested and exercisable	0	0	0
Unvested	10,800,291	5,817,249	11,074,623
Performance rights [member] | Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	750,000	0	0
Granted	0	1,000,000	0
Exercised	(250,000)	(250,000)	0
Other changes	0	0	0
Balance at end of the end year Number	500,000	750,000	0
Vested and exercisable	0	0	0
Unvested	500,000	750,000	0
Performance rights [member] | Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	547,274	820,911	1,088,120
Granted	1,500,000	0	0
Exercised	(273,637)	(273,637)	(267,209)
Other changes	0	0	0
Balance at end of the end year Number	1,773,637	547,274	820,911
Vested and exercisable	0	0	0
Unvested	1,773,637	547,274	820,911
Performance rights [member] | Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	1,666,667	4,558,824	1,892,157
Granted	3,600,000	0	5.000000
Exercised	(1,666,667)	(1,666,667)	(2,333,333)
Other changes	0	(1,225,490)	0
Balance at end of the end year Number	3,600,000	1,666,667	4,558,824
Vested and exercisable	0	0	0
Unvested	3,600,000	1,666,667	4,558,824
Performance rights [member] | Mr Grant Chamberlain [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	853,307	1,327,238	0
Granted	0	0	1,327,238
Exercised	(426,653)	(473,931)	0
Other changes	0	0	0
Balance at end of the end year Number	426,654	853,307	1,327,238
Vested and exercisable	0	0	0
Unvested	426,654	853,307	1,327,238
Performance rights [member] | Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	833,334	2,034,315	767,648
Granted	1,800,000	0	2,500,000
Exercised	(833,334)	(833,334)	(1,233,333)
Other changes	0	(367,647)	0
Balance at end of the end year Number	1,800,000	833,334	2,034,315
Vested and exercisable	0	0	0
Unvested	1,800,000	833,334	2,034,315
Performance rights [member] | Dr Frederic Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	1,166,667	2,333,335	481,968
Granted	2,700,000	0	3,500,000
Exercised	(1,166,667)	(1,166,668)	(1,648,633)
Other changes	0	0	0
Balance at end of the end year Number	2,700,000	1,166,667	2,333,335
Vested and exercisable	0	0	0
Unvested	2,700,000	1,166,667	2,333,335
Performance rights [member] | Ms Lucy Turnbull A O [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the end year Number			0
Vested and exercisable			0
Unvested			0
Performance rights [member] | Mr Albert Wong [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the end year Number			0
Vested and exercisable			0
Unvested			0